Basis of Preparation and Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies
Note 2 - Basis of Preparation and Accounting Policies
Basis of preparation
The audited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”). Amounts are presented in U.S. Dollars (“U.S. dollar” or “$”) in millions, unless otherwise stated.
Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation.
Principles of consolidation
A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making authority and an interest in the entity’s residual risks and rewards, (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb expected losses, their rights to receive expected returns, or both and substantially all of the entity’s activities involve or are conducted on behalf of an investor with disproportionately few voting rights.
A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Investments in entities in which we directly or indirectly hold more than 50% of the voting control and meeting criteria (a) and (b) above are consolidated in the financial statements, with all intercompany balances and transactions eliminated. The non-controlling interests of subsidiaries are included in the Consolidated Balance Sheets and Consolidated Statements of Operations as “Non-controlling interests”, as applicable.
Foreign currencies
The Company’s functional currency and reporting currency is the U.S. dollar, as the majority of its revenues and expenses are denominated in U.S. dollars. Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Gains and losses on foreign currency transactions are included in other financial expenses, net in the Consolidated Statements of Operations.
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, among others, the following: collectability of receivables, fair market value of acquired rigs and impairment assessment of long-lived assets. We base our estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances. Actual results could differ from those estimates.
Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The three-level hierarchy of fair value measurement, which reflects the degree to which objective prices in external active markets are available to measure fair value, is as follows:
Level 1 — Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities.
Level 2 — Observable prices that are based on inputs not quoted on active markets but corroborated by market data.
Level 3 — Unobservable inputs are used when little or no market data is available.
Financial assets and financial liabilities are classified based on the lowest level of input that is significant to the relevant fair value measurement.
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.
Revenue
The Company earns revenues primarily by performing the following activities: (i) providing the drilling rig, work crews, related equipment and services necessary to operate the rig, (ii) delivering the drilling rig by mobilizing to and demobilizing from the drilling location, and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract. The Company’s services represent a single performance obligation under its drilling contracts that is satisfied over time.
Dayrate revenue
The Company recognizes revenues earned under drilling contracts based on dayrates for the specific activities performed during the contract. This can range from a full operating dayrate, to lower rates, or zero rates for periods when drilling operations are interrupted or restricted. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract.
Blended revenues occur when a contract has operating dayrates that change over the firm term of the contract. Such dayrate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized on a blended rate as the Company performs the services.
The Company recognizes reimbursement revenues with any applicable markup and the corresponding costs, gross, at a point in time, as the Company provides the customer-requested goods and services, when such reimbursable costs are incurred while performing drilling operations. Reimbursable revenues are recognized in “Dayrate revenue” in the Consolidated Statement of Operations.
Prior to performing drilling operations, the Company may receive pre-operating revenues, on either a fixed lump-sum or variable dayrate basis, for mobilization, contract preparation, customer-requested goods, services and capital upgrades or other upfront payments. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to dayrate revenue as services are rendered over the firm term of the related drilling contract.
We may receive fees on either a fixed lump-sum or variable dayrate basis for the demobilization of our rigs at the end of the contract term. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the firm term of the contract to the extent the revenue is estimable and it is probable that a significant revenue reversal will not occur. In most of our contracts, there is some uncertainty as to the likelihood and amount of expected demobilization revenue to be received as the amount may vary depending whether or not the rig is contracted for additional work immediately following the end of the contract. Therefore, the estimate for such revenue depends on the facts and circumstances of the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of market conditions.
Bareboat charter revenue
The Company earns revenues through bareboat charter agreements, where we lease our rigs to third party operators based on (i) fixed daily rates, which range from operating rates, to stand-by rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract or (ii) variable value over the lease term, equivalent to residual earnings after payments of operating expenses and other fees. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has fixed daily rates that change over the firm term of the contract. Such fixed daily rate or variable value consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
Management contract revenue
The Company recognizes revenues earned in relation to contract management agreements where we provide rig operational and maintenance support services to third parties based either on a cost-plus or dayrate basis. Such consideration is attributed to the distinct time period to which it relates within the contract term, and is therefore recognized as the Company performs the services.
Related party revenue
We provide corporate support services, secondment of personnel and management services to our joint venture partners in Mexico under management and service agreements. The revenue for these services is based on costs incurred in the period, inclusive of an appropriate margin. The revenue is recognized as related party revenue and the associated costs are included in total operating expenses in our Consolidated Statements of Operations.
In 2024 and 2023, we leased rigs on bareboat charters to our joint venture partners in Mexico. We expected lease revenue earned under the bareboat charters to be variable over the lease term, as a result of the contractual arrangement which assigned the bareboat charter a value over the lease term equivalent to residual earnings after operating expenses and other fees. We, as a lessor, did not recognize a lease asset or liability on our Consolidated Balance Sheets at the time of the formation of the entities nor as a result of the lease. The revenue was recognized as related party revenue in our Consolidated Statements of Operations.
Rig operating and maintenance expenses
Rig operating and maintenance expenses are costs associated with operating rigs that are either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, inventory, insurance costs, expenses for repairs and maintenance, remuneration of certain onshore personnel in locations where we operate and other related costs. Rig operating and maintenance expenses are generally expensed as incurred.
Contingent gains and losses
We assess our contingencies on an ongoing basis to evaluate the appropriateness of our liabilities recognition and disclosures for such contingencies. We recognize a liability contingent loss at the balance sheet date when we believe that a loss is probable and the amount of the loss can be reasonably estimated, based upon the information available before the issuance of the financial statements. We disclose information on material contingent losses that are reasonably possible. Contingent gains are recorded when the contingency is resolved and the gain is realized or realizable.
Income taxes
Borr Drilling Limited is a Bermuda company that has a number of subsidiaries, affiliates and branches in various jurisdictions. Certain subsidiaries, affiliates and branches operate in other jurisdictions where withholding taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.
On December 27, 2023, Bermuda enacted the Corporate Income Tax Act 2023 (“Corporate Income Tax Act”) which introduced a 15% income tax beginning January 1, 2025. This is consistent with the Global Anti-Base Erosion Model Rules (or “Pillar Two”)
published by the Organization for Economic Co-operation and Development (“OECD”). Based on the Corporate Income Tax Act, the Company and its Bermuda subsidiaries will not be subject to Bermuda income tax until such time as Borr achieves consolidated global revenues of the USD equivalent of EUR 750 million or more in two of the preceding four fiscal years. This means that under current tax legislation, Bermuda income tax became applicable to the Company beginning January 1, 2026, at the same time Pillar 2 became applicable to Borr globally.
The evaluation and determination of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities on uncertain tax positions as per U.S. GAAP, including penalties and interest, if applicable, based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current period, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values of assets and liabilities for financial reporting purposes and amounts used for taxation purposes as well as the future tax benefits of tax loss carry forwards, net of valuation allowance.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected in the Consolidated Balance Sheets. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as valuation allowances, we must make estimates and assumptions regarding future taxable income, including assumptions regarding where our jack-up rigs are expected to be deployed, the expected contracting dayrate, as well as other assumptions related to our future tax position. Only firm contracts are taken into account for these assessments. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the carrying value of our deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.
Earnings per share
Basic earnings / (loss) per share (“EPS”) is calculated based on the income / (loss) available to common shareholders divided by the weighted average number of shares outstanding for the period.
Diluted EPS includes the effect of potential future issuances of common shares. Such dilutive effects include the impact of share options, restricted share units and performance share units, expected to vest based on performance and/or market conditions, calculated according to the “treasury stock” method and convertible bonds calculated according to the “if converted” method. This calculation can result in significantly lower dilutive effects than the total share-based awards and convertible instruments currently outstanding and/or may result in certain awards being anti-dilutive.
Anti-dilutive awards can become dilutive in future periods based on various factors, including changes in the average market price of common shares. In periods of net losses available to common shareholders, all potentially dilutive securities will be anti-dilutive.
Segment reporting
A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker (“CODM”), and which are subject to risks and rewards that are different from those of other segments. We have defined our CODM as the Board of Directors of the Company. The Company has one reportable segment, which reflects how the Company manages its business and the fact that the Company’s fleet is mobile, and we use operating income / (loss), as presented in our Consolidated Statement of Operations, to assess the segment’s performance and allocate resources.
Cash and cash equivalents
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash consists of cash amounts that are subject to legal or contractual restrictions. Restricted cash amounts with maturities longer than one year are classified as non-current assets.
Investment in marketable equity securities
Investment in marketable equity securities with readily determinable fair values are measured at fair value each reporting period with the related gains and losses, including unrealized, recognized in other financial expenses, net in the Consolidated Statements of Operations.
We classify our investment in marketable equity securities as current assets because the securities are available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the securities in the next twelve months.
Trade receivables, net
Trade receivables are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Trade receivables are presented net of allowance for expected credit losses.
Factored receivables
The Company has a factoring arrangement, pursuant to which certain receivables are sold to a third-party financial institution without recourse or repurchase obligations in exchange for cash. Transactions under the factoring arrangement are accounted for as sales with the sold receivables removed from the Consolidated Balance Sheets.
Allowance for credit losses
The Company applies the current expected credit losses model to financial assets measured on an amortized cost basis, primarily its trade accounts receivable. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset over the lifetime of the instrument.
The Company determines its expected credit losses for assets with similar risk characteristics based on relevant historical information, as adjusted for current conditions as well as reasonable and supportable future expectations that affect collectability. Any adjustments to the allowance for expected credit losses are recorded, as applicable, in rig operating and maintenance expenses in the Consolidated Statements of Operations.
Amounts are written off against the allowance when management believes the balance is uncollectible. Expected recoveries will not exceed amounts previously written-off or current credit loss allowances by financial asset category.
Deferred mobilization and contract preparation costs
The Company incurs costs to prepare rigs for contract and deliver or mobilize rigs to drilling locations. The Company defers pre-operating contract preparation and mobilization costs, and recognizes such costs on a straight-line basis, in rig operating and maintenance expenses in the Consolidated Statements of Operations, over the estimated firm period of the drilling contract. Contract preparation and mobilization costs can include costs relating to equipment, labor and rig transportation costs (tugs, heavy lift vessel costs), that are directly attributable to our future performance obligation under each respective drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process. These costs are recorded as deferred mobilization and contract preparation costs and other non-current assets on the Consolidated Balance Sheets based on the time period when they are expected to be expensed.
Contract assets and contract liabilities
Contract assets and liabilities are created due to timing differences between the invoicing of customers and the timing of revenue recognition.
Contract asset balances consist primarily of accrued revenue relating to revenue recognized in the period, as discussed in Revenue above, which is yet to be invoiced as trade receivables, net. Additionally, contract assets include revenue recognized at a different rate than amounts invoiced due to the blending of rates when a contract has operating dayrates that change over the firm term of the contract. Accrued revenue is recognized when the performance obligations are satisfied, either at a point in time or over time. Contract assets are recorded as accrued revenue and other non-current assets on the Consolidated Balance Sheets based on the time period when they are expected to be invoiced.
Contract liabilities consist primarily of invoices for mobilization, rig preparation and upgrade activities which are recognized as revenue ratably over the firm term of the contract as discussed in Revenue above or advances from customers to be offset against future invoices. Contract liabilities are recorded as short-term or long-term deferred mobilization, demobilization and other revenue on the Consolidated Balance Sheets based on the time period when they are expected to be recognized.
Jack-up drilling rigs, net
Jack-up drilling rigs, net, includes rigs and related equipment, which are recorded at capitalized cost less accumulated depreciation and impairment. The historical cost to acquire or construct an asset plus costs incurred to place an asset into service are capitalized, including costs related to the initial mobilization of a newly constructed jack-up rig. All costs incurred in connection with long-term maintenance, including special purpose surveys, are also capitalized, as well as allocations of interest incurred during periods that our jack-up rigs are under construction. Expenditures for the routine repair and maintenance of assets, including expenditures that do not improve the operating efficiency or extend the useful lives of jack-up rigs or related equipment, are expensed as incurred.
The cost of our jack-up rigs and related equipment, less salvage value, are depreciated on a straight-line basis over their estimated remaining useful lives. Depreciation commences when an asset is placed into service or is available for its intended use.
Useful lives by asset category are as follows:
Jack-up rigs                        30 years
Jack-up rig equipment and machinery            3 to 20 years
Long-term maintenance                     3 to 5 years
Impairment of long-lived assets
We use judgment in monitoring events and changes in circumstances that could indicate that a triggering event exists and the carrying amounts of our long-lived assets, which predominantly relates to our jack-up drilling rigs, may not be recoverable. If such triggering events are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted future cash flows. If the total of the undiscounted future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amounts over the respective fair values, based on the discounted cash flows.
In this assessment of recoverability, we apply a variety of valuation methods, as appropriate for the asset type, incorporating income, market and/or cost approaches. We may weigh the approaches under certain circumstances. Asset impairment evaluations are, by nature, highly subjective. Our estimate of fair value generally requires us to use significant unobservable inputs, representative of non-recurring Level 3 fair value measurements, including assumptions regarding long-term future performance of our asset groups.
Equity method investments
We account for our ownership interest in certain of our investments as equity method investments. The equity method of accounting is generally applied when we have between 20% and 50% of the voting rights, or for investments over which we have significant influence, but when we do not exercise control or have the power to control the financial and operational policies. This also extends to entities in which we hold a majority interest, but we do not have control.
Under this method, we record our investment plus guarantees, capital contributions and in-substance capital contributions at cost as an equity method investment in the Consolidated Balance Sheets. We adjust the carrying amount for our share of earnings or losses of the equity method investment. Such earnings or losses are recorded in income / (loss) from equity method investments in the Consolidated Statements of Operations. When our share of losses equals or exceeds the carrying value of our investment, we do not recognize further losses, unless we have incurred obligations or made payments in excess of our investment. Our share of earnings or losses is reflected as a non-cash activity in operating activities in the Consolidated Statements of Cash Flows.
Equity method investments are assessed for other-than-temporary impairment whenever changes in the facts and circumstances indicate that the fair value may be below the carrying value of our investment. In the period in which an other-than-temporary impairment has occurred, we recognize this as an impairment loss in income / (loss) from equity method investments in the Consolidated Statements of Operations.
Interest cost capitalized
Interest costs are capitalized on all jack-up rigs under construction. The interest costs capitalized are calculated using the weighted average cost of borrowings, from commencement of the asset development until substantially all the activities necessary to prepare the asset for its intended use are complete. We do not capitalize amounts beyond the actual interest expense incurred in the period.
Leases
A lease is a contract that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has made an accounting policy election to present lease and associated non-lease operations as a single component based upon the predominant component.
We applied assumptions and judgments when accounting for our leases to determine:
•Whether a contract contains a lease or a lease component;
•The lease commencement date by reference to the date the leased asset is available for use and transfer of control has occurred from the lessor;
•Our incremental borrowing rate, based on the information available at the commencement date;
•The lease term, including optional extension or termination provisions when it is reasonably certain that we will exercise that option; and
•The classification of our leases as a short-term lease, operating lease or finance lease at the lease commencement.
Short-term leases
The Company has made an accounting policy election not to recognize a right-of-use (“ROU”) asset and lease liability for short-term leases with an estimated initial term of 12 months or less. The lease payments for these leases are recognized on a straight-line basis over the lease term as either rig operating and maintenance expense or general and administrative expense in the Consolidated Statements of Operations.
Lessee
The Company recognizes lease liabilities and right-of-use assets for all operating and finance leases for which it is a lessee at the lease commencement date. When we enter into a new contract, or modify an existing contract, we evaluate whether that contract has a finance or operating lease component. We do not currently have, nor expect to have, any leases classified as finance leases.
At the lease commencement date, the lease liability is measured at the present value of the remaining lease payments, discounted using the estimated incremental borrowing rate. The ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, plus any initial direct costs. The Company assesses ROU assets for impairment and recognizes any impairment loss in accordance with the accounting policy on impairment of long-lived assets.
After commencement date, we amortize the ROU asset by the amount required to keep total lease expense constant (straight-line over the lease term). The ROU asset is reflected net of amortization and impairment, if applicable, in other long-term assets in our Consolidated Balance Sheets. After the commencement date, the carrying amount of the lease liability is reduced by payments made in the period and adjusted for the interest component of the discount using the straight-line interest method. The lease liability is recorded as other short-term or long-term liabilities in our Consolidated Balance Sheets, based on the dates of the required lease payments.
The single lease cost calculated on a straight-line basis, consisting of the amortization of the ROU asset and the interest component of the measurement of the lease liability, is recorded as either rig operating and maintenance expense or general and administrative expense in the Consolidated Statements of Operations.
Lessor
Our third-party drilling contracts contain a lease component related to the use of the underlying drilling equipment, in addition to the service component provided by our employees and our expertise to operate such drilling equipment. We have concluded the non-lease service of operating our equipment and providing expertise in the drilling of the client’s well is predominant in our drilling contracts. Therefore, we will continue to account for these contracts under the policies for revenue above, and not as operating leases. Our bareboat charter contracts are for lease of our rigs without a corresponding service component, and therefore we account for these leases as a lessor.
When we enter into a new contract, or modify an existing contract, we identify whether that contract has a sales-type, direct financing or operating lease. We do not have, nor expect to have any leases classified as sales-type or direct financing. For our operating leases, the underlying asset remains on our Consolidated Balance Sheets and we record lease revenue in bareboat charter revenue and depreciation expense on our Consolidated Statements of Operations.
Debt
Our debt is presented net of issuance discounts and gross of premiums, as applicable, and net of deferred finance charges. Net debt is recorded as short-term or long-term debt on the Consolidated Balance Sheets, based on the repayment dates.
Debt premiums and discounts are deferred and amortized over the term of the relevant debt using the effective interest method or the straight-line method when this approximates the effective interest method. Interest expense on debt, amortization of deferred finance charges and amortization of premiums and discounts are included in interest expense in the Consolidated Statements of Operations. Unused line of credit fees for revolving lines of credit are recorded in other finance expenses, net in the Consolidated Statements of Operations.
Revolving lines of credit
The Company maintains revolving lines of credit with certain financial institutions to address general business liquidity needs.
Notes
Notes are recognized initially at par value, together with any premiums and discounts related to the issuance of notes.
Convertible debt
We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an embedded equity component of the related debt instrument. For convertible debt which does not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.
Accordingly, we determine the fair value of the liability and equity components of such convertible debt instruments by first determining the amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The fair value of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded as an addition to additional paid in capital and a debt discount on the Consolidated Balance Sheets. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.
Deferred finance charges
Costs associated with financing, including revolving lines of credit, convertible bonds and debt, are deferred and amortized over the term of the relevant loan using the effective interest method or the straight-line method when this approximates the effective interest method. Deferred costs include third-party debt issuance costs, including underwriting fees, debt arrangement fees and professional costs associated with debt issuance or debt modifications. Deferred charges are presented as a reduction of the corresponding debt balances on the Consolidated Balance Sheets. For revolving lines of credit with no outstanding balances, the deferred finance charges are included in other non-current assets unless the original commitment is for less than one year, when they are included as other current assets on the Consolidated Balance Sheets.
Amortization of deferred finance charges is included in interest expense in the Consolidated Statements of Operations.
Debt extinguishments and modifications
Costs associated with debt extinguishments are included in determining the net debt extinguishment gain or loss. These expenses are included in interest expense in the Consolidated Statements of Operations. Costs associated with debt modifications are accounted for as deferred finance charges. If a loan is repaid early, any unamortized portion of the related deferred finance charge is expensed in the period in which the loan is repaid.
Equity issuance costs
Equity issuance costs are recorded as a reduction of additional paid-in-capital on the Consolidated Balance Sheets.
Pensions
For defined benefit pension plans, plan assets and projected benefit obligations are calculated at fair value. We determine the fair value based on actuarial valuation, using significant assumptions, representative of a recurring Level 3 fair value measurement. Our defined benefit pension plans were invested in instruments that are similar in form to a guaranteed insurance contract, which represents a transfer of risk from the Company to the insurance company. Therefore, the Company does not record plan assets or projected benefit obligations for its defined benefit pension plans on its Consolidated Balance Sheets.
Defined contribution pension costs represent an employment cost in the period in which they are incurred and are recorded as either rig operating and maintenance expense or general and administrative expense in the Consolidated Statements of Operations.
Treasury shares
Treasury shares are recognized at the purchase cost as a reduction of shareholders’ equity on the Consolidated Balance Sheets. Treasury shares are reissued on a first-in first-out method, assuming the oldest shares are reissued first. When we reissue treasury shares at an amount greater than the carrying value of the treasury shares, we realize a gain on the reissuance of the shares, which is credited to additional paid in capital. When we reissue treasury shares at an amount less than the carrying value of the treasury shares, we realize a loss on the reissuance of the shares, which may be debited to additional paid in capital to the extent that previous net gains from sales or retirements of treasury shares are included in additional paid in capital. Any losses in excess of that amount are charged to retained earnings.
Share-based compensation
Our share-based compensation includes share options, restricted share units (“RSUs”) and performance share units (“PSUs”), which may contain a combination of service based, performance based and/or market based vesting conditions.
Share-based compensation is recorded on a straight-line basis over the vesting period for each separately vesting tranche of the award as compensation expense in rig operating and maintenance expense or general and administrative expense in the Consolidated Statements of Operations based on the grant date fair value and the number of share options or RSUs granted or estimated number of PSUs that are ultimately expected to vest. We account for forfeitures as they occur and no compensation cost is recognized for share-based awards for which the individuals do not render the requisite service.
Share options
Share options are contractual rights to purchase shares in the future at a predetermined exercise price provided the vesting conditions are met. The fair value of share options is estimated at the grant date using the Black-Scholes Option pricing method, using inputs and assumptions, including the market price of the shares on the grant date, the risk-free interest rate, the expected volatility and the expected dividend rate over the expected term of the option. During the requisite service period, the share options are non-transferable, subject to forfeiture and dividends or other capital distributions reduce the exercise price. The share options do not have dividend rights, other than changes in the exercise price, until vested and exercised.
RSUs
RSUs are contractual rights to receive shares in the future provided the vesting conditions are met. The fair value of RSUs is estimated using the market price of the Company’s shares on the grant date. During the requisite service period, the RSUs are non-transferable and are subject to forfeiture. The RSUs do not have dividend nor shareholder rights until the shares are issued.
PSUs
PSUs are contractual rights to receive shares in the future subject to the achievement of specified performance goals which may include performance and/or market conditions and provided vesting conditions are met. During the requisite service period, the PSUs are non-transferable, subject to forfeiture and do not have dividend nor shareholder rights until the shares are issued.
The fair value of the PSUs is estimated at the grant date using the Monte-Carlo simulation model, with inputs and assumptions, including the market price of the shares on the grant date, the risk-free interest rate, the expected volatility and expected dividend rate over a period commensurate with the expected term.
Any subsequent changes in the estimated number of performance and/or market based shares expected to vest will be recorded as a cumulative catch-up adjustment to compensation cost in the period in which the change in estimate occurs. For awards with a performance condition, compensation cost is reversed if the performance condition is not ultimately achieved. For awards with a market condition, compensation cost is recognized over the service period regardless of whether the market conditions are ultimately achieved.